Prospectus supplement dated May 31, 2019
to the following prospectus(es):
Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Accumulation VUL - NLAIC, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Protection VUL - NLAIC, Marathon Performance VUL, Nationwide YourLife Survivorship VUL, Nationwide YourLife Survivorship VUL - New York, BOA Next Generation II FPVUL, BAE Future Corporate FPVUL, BOA IV, BOA America's Vision Annuity, BOA America's Future Annuity, BOA V, BOA CVUL Future (NWL), Key Future, America's Future Horizon Annuity, BOA Achiever Annuity, BOA America's Future Annuity II, BOA Elite Venue Annuity, BOA Future Venue Annuity, Nationwide Destination All American Gold, Nationwide Destination C, Nationwide Heritage Annuity, BOA All American Annuity, Compass All American Gold, Key All American Gold, NLIC Options Plus, NLIC Options Premier, M&T All American Gold, Compass All American, Sun Trust All American, M&T All American, Future Executive VUL, Next Generation Corporate Variable Universal Life, Wells Fargo Gold Variable Annuity, Nationwide Destination L, Nationwide Destination All American Gold 2.0, Nationwide Destination All American Gold NY 2.0, Nationwide Destination B, Nationwide Destination B 2.0, Nationwide Destination B NY 2.0, Nationwide Destination EV 2.0, Nationwide Destination EV NY 2.0, Nationwide Destination Navigator 2.0, Nationwide Destination Navigator NY 2.0, Nationwide Destination L 2.0, Nationwide Destination L NY 2.0, Nationwide Destination Architect 2.0, Nationwide Destination Freedom+, The BB&T Future Annuity, NLIC Options, Nationwide Advisory Retirement Income Annuity, Nationwide Advisory Retirement Income Annuity NY, Marathon VUL Ultra, Nationwide Accumulator IVUL, Nationwide Protector IVUL, BOA FPVUL, BOA ChoiceLife FPVUL, BOA Next Generation FPVUL, America's Horizon Annuity, America's marketFLEX Advisor Annuity, America's marketFLEX II Annuity, America's marketFlex Edge Annuity, Soloist, NEA Valuebuilder Future, and NEA Valuebuilder Select dated May 1, 2019
BOA America's Exclusive Annuity II and America's marketFLEX Annuity dated May 1, 2016
BOA America's Income Annuity and BOA Advisor Variable Annuity dated May 1, 2014
BOA Choice Annuity, BOA Choice Venue Annuity II, BOA Choice Venue Annuity, Nationwide Income Architect Annuity, Key Choice, Nationwide Destination EV, Nationwide Destination Navigator, Nationwide Destination Navigator (New York), and Paine Webber Choice Annuity dated May 1, 2013
Schwab Income Choice Variable Annuity dated May 1, 2012
Schwab Custom Solutions Variable Annuity dated May 1, 2010
Marathon VUL (NLAIC), BOA Last Survivorship II, BOA ChoiceLife Survivorship, Next Generation Survivorship Life, BOA ChoiceLife Survivorship II, BOA Protection Survivorship Life, and BOA ChoiceLife Protection dated May 1, 2009
BOA CVUL (NLAIC), BOA CVUL Future (NLAIC), Newport PCVUL, BOA MSPVL, Nationwide Enterprise The Best of America Annuity, BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, BOA MSPVL II (BOA MSPVL Future), Options Premier (NLAIC), Survivor Options Elite (NLIC), Survivor Options Premier (NLAIC), Survivor Options Premier (NLIC), Nationwide Options Select - New York, Nationwide Options Select AO, BOA TruAccord Variable Annuity, Options Elite (NLAIC), Options Elite (NLIC), and Successor dated May 1, 2008
BOA Exclusive Annuity, America's Vision Annuity, and America's Vision Plus Annuity dated May 1, 2004
ElitePRO Classic and ElitePRO LTD dated May 1, 2003
BOA Last Survivor FPVUL, BOA SPVL, BOA InvestCare, Multi-Flex FPVUL, and BOA Multiple Pay dated May 1, 2002
PROS-2019-280

Options VL (NLAIC), Special Product (NLIC), Survivor Options Plus (NLIC), and Survivor Options VL (NLAIC) dated May 1, 2000
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
In a supplement dated May 22, 2019 to your prospectus it was incorrectly indicated that the name changes associated with Oppenheimer funds were to be effective on or about June 24, 2019. The correct effective date of the Oppenheimer fund name changes was May 24, 2019.
PROS-2019-280
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